The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Realized gains (losses) on sales and redemptions for physical bullion	$ 200,977	$ 96,055
Net change in unrealized gains (losses)	4,187,707	943,687
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,010,403	4,225,025
Purchases
Sales	(35,334)	(25,548)
Redemptions for physical bullion	(315,276)	(228,816)
Realized gains (losses) on sales and redemptions for physical bullion	200,977	96,055
Net change in unrealized gains (losses)	4,187,707	943,687
Balance at end of year	$ 9,048,477	$ 5,010,403